Operations Classified as Held for Sale - Breakdown of Assets Held-for-Sale and Liabilities Assumed (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS	€ 87,053	€ 84,284
Intangible assets	12,017	11,725	€ 11,488
Goodwill	18,471	16,519
Property, plant and equipment	23,714	22,725	23,769
Rights of use	8,279	7,579	4,982
Financial assets and other non-current assets	8,101	7,347
Deferred tax assets	4,884	5,616	6,416
CURRENT ASSETS	22,589	24,929
Inventories	1,546	1,749
Receivables and other current assets	7,340	6,903
Tax receivables	2,213	2,120
Other current financial assets	2,444	3,835
Cash and cash equivalents	7,245	8,580	5,604	€ 6,042
Non current liabilities	54,834	55,034
Non-current financial liabilities	35,059	35,290
Non-current lease liabilities	6,657	6,391
Payable and other non-current liabilities	1,914	1,733
Deferred tax liabilities	3,067	2,602	€ 2,620
Non-current provisions	6,505	7,662
Current liabilities	23,100	25,495
Current financial liabilities	4,020	7,005
Current lease liabilities	2,020	1,679
Payables and other current liabilities	€ 12,018	11,872
Disposal groups classified as held for sale | T. Móviles El Salvador
Disclosure of subsidiaries [line items]
NON-CURRENT ASSETS		211
Intangible assets		39
Goodwill		38
Property, plant and equipment		79
Rights of use		44
Financial assets and other non-current assets		7
Deferred tax assets		4
CURRENT ASSETS		42
Inventories		7
Receivables and other current assets		25
Tax receivables		3
Other current financial assets		1
Cash and cash equivalents		6
Non current liabilities		63
Non-current financial liabilities		8
Non-current lease liabilities		37
Payable and other non-current liabilities		1
Deferred tax liabilities		10
Non-current provisions		7
Current liabilities		71
Current financial liabilities		27
Current lease liabilities		12
Payables and other current liabilities		€ 32